Impairment Testing of Goodwill and Non-Current Assets	12 Months Ended
Dec. 31, 2025
Disclosure of Impairment Testing of Goodwill [Abstract]
Impairment Testing of Goodwill and Non-Current Assets

11. IMPAIRMENT TESTING OF GOODWILL AND NON-CURRENT ASSETS

For impairment testing purposes, goodwill acquired through business combinations is allocated to the following CGUs: Electromaps/Software, AR Electronic Solutions, S.L.U. and Coil, Inc.

In addition to the impairment tests mentioned above, and as a result of the accumulated operating losses as well as the Group’s failure to meet its sales growth expectations due to the current situation in the electric vehicle market, it has been determined that indicators of impairment exist. Accordingly, the Group has carried out the corresponding impairment tests.

The Group performed its annual impairment testing as of December 31, 2025 and 2024.

Electromaps/Software

Electromaps/Software is the cash-generating unit focused on the development and sale of software for the Group’s electric chargers. The recoverable amount of the Electromaps/Software CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on the 2026 financial budget approved by the board.

The projected cash flows have been built to reflect increased demand for the software and services associated with EV sales. The pre-tax discount rate applied to the cash flow projections is 19.86% (2024: 18.36%) and cash flows beyond the five-year period are extrapolated using a 2% (2024: 2%) growth rate. As a result of this analysis, no impairment has been recognized. The recoverable amount is largely depending on the future growth of the company and the terminal value calculated.

Key assumptions utilized in the value in use calculation are as follows:

•
Number of future users and market share during the forecast period:

The number of future users in this CGUs is rapidly increasing and the unit has high market share in the Spanish market. Even a slight reduction of the market share would be counteracted by the increase in the aggregate number of users anticipated to enter the market.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

Based on the impairment test performed no impairment is needed.

A raise in the unit’s pre-tax discount rate to 21.86% (i.e., +2%) would not result in an impairment, given the existing significant headroom.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 1% would not result in impairment, given the existing headroom.

Ares

Ares is the cash-generating unit focused on providing to Wallbox innovative printed circuit boards (PCBs). The recoverable amount of the Ares CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on a risk-adjusted 2026 financial budget approved by the directors. In a time where continued supply chain uncertainty persists, bringing this critical component in-house is a key differentiator.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services around the world. The pre-tax discount rate applied to cash flow projections is 19.21% (2024: 18.90%), and cash flows beyond the five-year period are extrapolated using a 2% growth rate (2024: 2%). As a result of this analysis, no impairment has been recognized.

Key assumptions utilized in the value in use calculation are as follows:

•
Revenue and EBITDA:

In the ARES business, we have considered an increase in revenue aligned with the increase in revenue for the overall Wallbox Group and consider this CGU strategic for the PCBs acquisition for the whole Group production. Also, in terms of EBITDA we have considered increases of EBITDA achieved through the improvements in the gross margin due to the mix of revenue between intercompany transactions and third party transactions and aligned with the level of activity forecasted.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

A raise in the unit’s pre-tax discount rate to 21.21% (i.e., +2%) would result in an impairment of approximately Euros 2 million.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 1% would result in an impairment of approximately Euros 0.5 million.

Coil

Coil is the cash-generating unit focused on providing electrical installation services for EV charging, battery storage and electrical infrastructure in North America. The recoverable amount of the Coil CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on the 2026 financial budget approved by the directors.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in the USA. The pre-tax discount rate applied to cash flow projections is 19.09% (2024:18.00%), and cash flows beyond the five-year period are extrapolated using a 2.15% growth rate. As a result of this analysis, no impairment has been recognized.

Key assumptions utilized in the value in use calculation are as follows:

•
Revenue and EBITDA:

In the Coil business, we have considered an increase in revenue aligned with the CAGR of the sector (from 2026-2030). Also, in terms of EBITDA we have considered that growth exceeded revenue growth during the period, mainly as a result of operating expense optimization and efficiency improvements.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

A rise in the unit’s pre-tax discount rate to 21.09% (an increase of 2%) would result in an impairment of approximately Euros 1.5 million.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 1% would not result in impairment, given the existing headroom.

ABL

ABL is the cash-generating unit focused on the EV charging solutions in Germany. The recoverable amount of the ABL CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a seven-year period (aligned with the useful life remaining of the main assets in this CGU), based on a risk-adjusted 2026 financial budget approved by the board.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax discount rate applied to cash flow projections is 20.5% (2024: 18.66%). As a result of this analysis, in the current period the Company has not booked any impairment. In 2024, the Company booked an impairment of intangible assets for an amount of Euros 14,613 thousand (Note 10), an impairment of tangible assets for an amount of Euros 376 thousand (Note 8) and an impairment of inventories for an amount of Euros 1,043 thousand (Note 13).

Key assumptions utilized in the value in use calculation for this cash generating unit, are as follows:

•Revenue, Gross margin and EBITDA:

In this CGU, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group or in line with the CAGR of the sector (from 2026-2032). In terms of Gross margins, the test is based on average values expected for the whole Group. The gross margin expected for this CGU is around 42% (2024: 50%). Also, in terms of EBITDA we have considered increases of EBITDA levels achieved through the reduction cost plan started in 2024 impacting the operational expenses and the employee benefits.

•Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC).

The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

Any reasonable change in key assumptions would result in an additional impairment.

Wallbox Europe CGU

Wallbox Europe CGU is the cash-generating unit focused on the EV charging solutions in Europe, mainly located in the factory in Zona Franca D26 (Barcelona). The recoverable amount of the Wallbox Europe CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a nine-year period (aligned with the useful life remaining of the main assets in this CGU), based on a risk-adjusted 2026 financial budget approved by the board.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax discount rate applied to cash flow projections is 18.40% (2024: 18.12%). As a result of this analysis, the Company has booked an impairment of intangible assets for an amount of Euros 26,755 thousand (2024: Euros 9,077 thousand) (Note 10).

Key assumptions utilized in the value in use calculation for this cash generating unit, are as follows:

•Revenue, Gross margin and EBITDA:

In this CGU, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group or in line with the CAGR of the sector (from 2026-2034). In terms of gross margin, the test is based on the expected Gross margin in the budget approved by the board for 2026. The gross margin expected for this CGU is around 45% (2024: 45%). Also, in terms of EBITDA we have considered increases of EBITDA levels achieved through the improvements in the gross margin due to the mix of products and a reduction cost plan started in 2023 impacting in the operational expenses and the employee benefits.

•Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC).

The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

Any reasonable change in key assumptions would result in an additional impairment.

Wallbox North America CGU

Wallbox North America CGU is the cash-generating unit focused on the EV charging solutions in North America, mainly located in the factory in Arlington (Texas). The recoverable amount of the Wallbox North America CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a 16-year period (aligned with the useful life remaining of the main assets in this CGU), based on the 2026 financial budget approved by the board.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax discount rate applied to cash flow projections is 18.3% (2024: 17.6%), and cash flows beyond the 17-year period are extrapolated using a 2.15% growth rate. As a result of this analysis, no impairment has been recognized.

Key assumptions utilized in the value in use calculation for this cash generating unit, are as follows:

•Revenue, Gross margin and EBITDA:

In this CGU, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group or in line with the CAGR of the sector (from 2026-2041). In terms of gross margin, the test is based on the expected gross margin in the budget approved by the board for 2026. The gross margin expected for this CGU is approximately 40.5%. Also, in terms of EBITDA we have considered increases of EBITDA levels achieved through the improvements in the gross margin due to the mix of products and a reduction cost plan started in 2023 impacting in the operational expenses and the employee benefits.

•Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC).

The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

Any reasonable change in key assumptions would result in an additional impairment.